PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The estimated useful lives, residual values and depreciation methods are as follows:

	Method	Amortization rate/period
Buildings and improvements	Declining balance/Straight-line	2.5 to 10%/3 to 40 years
Simulators	Straight-line (10% residual)	Not exceeding 25 years
Machinery and equipment	Declining balance/Straight-line	20 to 35%/2 to 15 years
Aircraft	Straight-line (residual not exceeding 15%)	Not exceeding 25 years
Aircraft engines	Based on utilization	Not exceeding 3,500 hours

					Assets
			Machinery		under	Assets
	Buildings		and		finance	under
(amounts in millions)	and land	Simulators	equipment	Aircraft	lease	construction	Total
Net book value as at March 31, 2018	$226.7	$1,185.9	$50.3	$55.4	$121.2	$164.4	$1,803.9
Additions	27.3	10.3	16.9	2.5	—	194.8	251.8
Additions – business combinations (Note 3)	0.2	70.4	0.5	0.3	103.4	0.4	175.2
Additions – monetization of royalties (Note 4)	—	46.0	—	—	—	—	46.0
Disposals	—	(1.3)	—	(0.2)	—	—	(1.5)
Depreciation	(16.8)	(83.1)	(17.3)	(4.5)	(15.9)	—	(137.6)
Impairment	—	(4.9)	—	—	—	—	(4.9)
Transfers and others	4.4	232.3	1.2	—	(6.2)	(212.8)	18.9
Foreign currency exchange differences	(0.1)	(5.3)	(0.1)	1.3	3.5	(1.8)	(2.5)
Net book value as at March 31, 2019	$241.7	$1,450.3	$51.5	$54.8	$206.0	$145.0	$2,149.3
Impact of adopting IFRS 16 (Note 2)	—	—	—	—	(206.0)	—	(206.0)
Net book value as at April 1, 2019	$241.7	$1,450.3	$51.5	$54.8	$—	$145.0	$1,943.3
Additions	31.0	27.3	13.9	11.3	—	207.1	290.6
Additions – business combinations (Note 3)	0.1	—	0.1	0.6	—	—	0.8
Disposals	(0.1)	(0.5)	—	(0.1)	—	—	(0.7)
Depreciation	(17.7)	(105.0)	(17.9)	(5.0)	—	—	(145.6)
Impairment	—	(1.8)	—	—	—	—	(1.8)
Transfers and others	2.2	155.0	2.8	4.6	—	(151.6)	13.0
Foreign currency exchange differences	5.6	44.0	1.0	3.1	—	0.7	54.4
Net book value as at March 31, 2020	$262.8	$1,569.3	$51.4	$69.3	$—	$201.2	$2,154.0

					Assets
			Machinery		under	Assets
	Buildings		and		finance	under
(amounts in millions)	and land	Simulators	equipment	Aircraft	lease	construction	Total
Cost	$455.4	$2,005.0	$221.1	$67.0	$345.7	$145.0	$3,239.2
Accumulated depreciation and impairment	(213.7)	(554.7)	(169.6)	(12.2)	(139.7)	—	(1,089.9)
Net book value as at March 31, 2019	$241.7	$1,450.3	$51.5	$54.8	$206.0	$145.0	$2,149.3
Impact of adopting IFRS 16 (Note 2)	—	—	—	—	(206.0)	—	(206.0)
Net book value as at April 1, 2019	$241.7	$1,450.3	$51.5	$54.8	$—	$145.0	$1,943.3
Cost	$490.0	$2,191.1	$203.1	$82.2	$—	$201.2	$3,167.6
Accumulated depreciation and impairment	(227.2)	(621.8)	(151.7)	(12.9)	—	—	(1,013.6)
Net book value as at March 31, 2020	$262.8	$1,569.3	$51.4	$69.3	$—	$201.2	$2,154.0